Financial Instruments and Risk Management	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial Instruments and Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
21	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Financial assets at amortized cost
Trade receivables	21,273,094	24,972,158	5,928,108
Other receivables	930,246	5,925,568	1,406,664
Amount due from related parties	2,420,493	6,380,850	1,514,742
Cash and bank balances	13,901,973	23,037,161	5,468,763
	38,525,806	60,315,737	14,318,277

Financial liabilities at amortized cost
Trade payables	(27,396,814)	(25,154,330)	(5,971,354)
Other payables and accrued liabilities	(31,816,499)	(12,810,351)	(3,041,033)
Bank and other borrowings	(35,039,857)	(55,316,394)	(13,131,488)
Amount due to related parties	(2,168,066)	(3,114,186)	(739,273)
	(96,421,236)	(96,395,261)	(22,883,148)

Foreign Currency Risk

We are exposed to foreign currency risk with transactions and balances that are denominated in currencies other than our functional currency. The currencies giving rise to this risk are primarily Chinese Yuan Renminbi (“CNY”) and United States Dollar (“USD”).   Foreign currency risk is monitored closely on an on-going basis to ensure that the net exposure is at an acceptable level.

Sensitivity analysis for foreign currency risk

We are exposed to foreign currency risk with transactions and balances that are denominated in currencies other than the respective functional currencies of Group entities. The currencies giving rise to this risk are primarily Chinese Yuan Renminbi (“CNY”) and United States Dollar (“USD”). Foreign currency risk is monitored closely on an on-going basis to ensure that the net exposure is at an acceptable level.

Our exposure to foreign currency risk based on the carrying amounts of the financial instruments at the end of the reporting period is summarized below.

	CNY	USD
As of June 30, 2025	RM	RM
Financial assets in foreign currencies
Cash and bank balances	2,154	5,281

Financial liabilities in foreign currencies
Trade payables	(2,827,265)	(870,994)
Other payables	—	(47,244)
	(2,827,265)	(918,237)

	CNY	USD
As of December 31, 2024	RM	RM
Financial assets in foreign currencies
Cash and bank balances	2,194	1,136,521

Financial liabilities in foreign currencies
Trade payables	(7,075,765)	—

The following table details the sensitivity analysis to a 10% change in the foreign currencies at the end of the reporting period, with all other variables held constant.

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)
	RM	RM
United States Dollar	86,376	(69,385)
Chinese Yuan Renminbi	(537,591)	(214,708)

Interest Rate Risk

We are exposed to interest rate risk as we have bank loans which are interest bearing. The interest rates and terms of repayment of the loans are disclosed in Note 15 to the financial statements. We currently do not have an interest rate hedging policy.

Liquidity Risk

Liquidity risk arises mainly due to general funding and business activities. We practice prudent risk management by maintaining sufficient cash balances and the availability of funding through certain committed credit facilities.

The table below summarises the maturity profile of the Company’s financial liabilities as at the end of the reporting period and are based on undiscounted contractual payments:

	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 2 years	More than 5 years
	RM	RM	RM	RM	RM
As of June 30, 2025
Trade payables	25,154,330	25,154,330	25,154,330	—	—
Other payables and accrued liabilities	12,810,351	12,810,351	12,810,351	—	—
Bank and other borrowings	55,316,394	61,508,674	37,516,252	12,137,677	11,854,745
Lease liabilities	611,522	650,000	312,000	338,000	—
Amount due to related parties	3,114,186	3,260,994	3,260,994	—	—
	97,006,783	103,384,349	79,053,927	12,475,677	11,854,745

	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 2 years	More than 5 years
	USD	USD	USD	USD	USD
As of June 30, 2024
Trade payables	5,971,354	5,971,354	5,971,354	—	—
Other payables and accrued liabilities	3,041,033	3,041,033	3,041,033	—	—
Bank and other borrowings	13,131,488	14,601,465	8,905,935	2,881,347	2,814,183
Lease liabilities	145,169	154,303	74,065	80,238	—
Amount due to related parties	739,273	774,123	774,123	—	—
	23,028,317	24,542,278	18,766,510	2,961,585	2,814,183
	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 2 years	More than 5 years
	RM	RM	RM	RM	RM
As of December 31, 2024
Trade payables	27,396,814	27,396,814	27,396,814	—	—
Other payables and accrued liabilities	31,816,499	31,816,499	31,816,499	—	—
Bank and other borrowings	35,039,857	35,668,434	33,045,385	1,289,377	1,333,672
Lease liabilities	747,819	806,000	312,000	494,000	—
Amount due to related parties	2,168,066	2,292,276	2,292,276	—	—
	97,169,055	97,980,023	94,862,974	1,783,377	1,333,672

Capital Risk Management

We manage our capital to ensure that entities within our Company will be able to maintain an optimal capital structure so as to support our businesses and maximize shareholders value. To achieve this objective, we may make adjustments to the capital structure in view of changes in economic conditions, such as adjusting the amount of dividend payment, returning of capital to shareholders or issuing new shares.

We manage our capital based on debt-to-equity ratio that complies with debt covenants and regulatory, if any. The debt-to-equity ratio is calculated as net debt divided by total equity. We include within net debt, loans, and borrowings from financial institutions. Capital includes equity attributable to the owners of the parent and non-controlling interest.

20	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Financial assets at amortized cost
Trade receivables	15,901,880	21,273,094	4,753,233
Other receivables	1,589,120	930,245	207,853
Amount due from related parties	3,207,158	2,420,493	540,832
Cash and bank balances	5,600,147	13,901,973	3,106,239
	26,298,305	38,525,805	8,608,157

Financial liabilities at amortized cost
Trade payables	(38,418,873)	(27,396,814)	(6,121,509)
Other payables and accrued liabilities	(1,266,140)	(31,816,499)	(7,109,038)
Bank and other borrowings	(24,709,116)	(35,039,857)	(7,829,261)
Amount due to related parties	(2,759,913)	(2,168,066)	(484,430)
	(67,154,042)	(96,421,236)	(21,544,238)

Foreign Currency Risk

We are exposed to foreign currency risk with transactions and balances that are denominated in currencies other than our functional currency. The currencies giving rise to this risk are primarily Chinese Yuan Renminbi (“CNY”) and United States Dollar (“USD”).   Foreign currency risk is monitored closely on an on-going basis to ensure that the net exposure is at an acceptable level.

Sensitivity analysis for foreign currency risk

We are exposed to foreign currency risk with transactions and balances that are denominated in currencies other than the respective functional currencies of Group entities. The currencies giving rise to this risk are primarily Chinese Yuan Renminbi (“CNY”) and United States Dollar (“USD”). Foreign currency risk is monitored closely on an on-going basis to ensure that the net exposure is at an acceptable level.

Our exposure to foreign currency risk based on the carrying amounts of the financial instruments at the end of the reporting period is summarized below.

	CNY	USD
As at December 31, 2024	RM	RM
Financial assets in foreign currencies
Cash and bank balances	2,194	1,136,521

Financial liabilities in foreign currencies
Trade payables	(7,075,765)	-

	CNY	USD
As at December 31, 2023	RM	RM
Financial assets in foreign currencies
Cash and bank balances	2,279	2,276

Financial liabilities in foreign currencies
Trade payables	(14,140,316)	(3,638,622)

The following table details the sensitivity analysis to a 10% change in the foreign currencies at the end of the reporting period, with all other variables held constant.

	As of December 31,
	2023	2024
	RM	RM
United States Dollar	(276,362)	86,376
Chinese Yuan Renminbi	(1,074,491)	(537,591)

Interest Rate Risk

We are exposed to interest rate risk as we have bank loans which are interest bearing. The interest rates and terms of repayment of the loans are disclosed in Note 13 to the financial statements. We currently do not have an interest rate hedging policy.

Liquidity Risk

Liquidity risk arises mainly due to general funding and business activities. We practice prudent risk management by maintaining sufficient cash balances and the availability of funding through certain committed credit facilities.

The table below summarises the maturity profile of the Company’s financial liabilities as at the end of the reporting period and are based on undiscounted contractual payments:

	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 2 years	More than 5 years
	RM	RM	RM	RM	RM
31 December 2024
Trade payables	27,396,814	27,396,814	27,396,814	-	-
Other payables and accrued liabilities	31,816,499	31,816,499	31,816,499	-	-
Bank and other borrowings	35,039,857	35,668,434	33,045,385	1,289,377	1,333,672
Lease liabilities	747,819	806,000	312,000	494,000	-
Amount due to related parties	2,168,066	2,292,276	2,292,276	-	-
	97,169,055	97,980,023	94,862,974	1,783,377	1,333,672

	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 2 years	More than 5 years
	USD	USD	USD	USD	USD
31 December 2024
Trade payables	6,121,509	6,121,509	6,121,509	-	-
Other payables and accrued liabilities	7,109,038	7,109,038	7,109,038	-	-
Bank and other borrowings	7,829,261	7,969,709	7,383,619	288,096	297,994
Lease liabilities	167,092	180,091	69,713	110,378	-
Amount due to related parties	484,430	512,183	512,183	-	-
	21,711,330	21,892,530	21,196,062	398,474	297,994
	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 2 years	More than 5 years
	RM	RM	RM	RM	RM
31 December 2023
Trade payables	38,418,873	38,418,873	38,418,873	-	-
Other payables and accrued liabilities	1,266,140	1,266,140	1,266,140	-	-
Bank and other borrowings	24,709,116	25,014,970	23,898,060	525,600	591,310
Lease liabilities	215,647	215,647	215,647	-	-
Amount due to related parties	2,759,913	2,962,824	2,962,824	-	-
	67,369,689	67,878,454	66,761,544	525,600	591,310

Capital Risk Management

We manage our capital to ensure that entities within our Company will be able to maintain an optimal capital structure so as to support our businesses and maximize shareholders value. To achieve this objective, we may make adjustments to the capital structure in view of changes in economic conditions, such as adjusting the amount of dividend payment, returning of capital to shareholders or issuing new shares.

We manage our capital based on debt-to-equity ratio that complies with debt covenants and regulatory, if any. The debt-to-equity ratio is calculated as net debt divided by total equity. We include within net debt, loans, and borrowings from financial institutions. Capital includes equity attributable to the owners of the parent and non-controlling interest.